Exhibit 99.2

3097 Satellite Blvd., Bldg. 700, Ste. 400, Duluth, GA 30096
770.497.9100

March 25, 2022
CSFR Holdings I, L.P.
875 Third Avenue, 10th Floor
New York, NY 10022
RE: FirstKey Homes 2022-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review
Ladies and Gentlemen:
In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below.  The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof.  A more detailed description of services performed and of our findings and conclusions is set forth below.  The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.
I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)
a. Background.
We have been informed that:
1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).
2. Some of the Properties were previously designated by CSFR Holdings I, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).
3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]
The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”).  The list of Subject Properties is attached hereto as Schedule I.  Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.
c.  How the Review Was Conducted. [(4) of Item 4]
We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA.  We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”).  Every property is unique, and not every search method is employed with respect to each of the Subject Properties.  These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.  However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.
Customary Searching Methods.  Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist.  As noted, not all of these methods are used for every Subject Property.
1.  Review of DCCR.  In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation.  Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2. Review of state registrations.  A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3. Internet searches.  Standard search engines may be used to search the internet for evidence of an active HOA.
4. Review of prior mortgages.  Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development.  This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.
5.  Contacting listing agents.  Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6.  Contacting homeowners or residents.  Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.
As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations.  Those limitations include, but are not limited to, the following:
It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR.  This may happen for a number of reasons.  For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced.  Old or vague descriptions can also prevent this review from being definitive.  It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.
It is possible for an HOA to exist and yet not be registered with relevant state agencies.  In some instances, an HOA may not be legally required to be registered.  Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
Many HOAs do not establish web sites or other presence on the world-wide net.  Further, internet searches are, by their nature, imprecise.  Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
It is possible that a Subject Property has never been subject to a prior mortgage.  Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.
Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process.  Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.
d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]
We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2. Making any findings with respect to:
i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii. The value of the Properties or any other collateral securing the Mortgage Loan,
iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or
iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.
Our HOA Discrepancy Review is limited to the procedures set forth in (c) above.  Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.
II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)
Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:
To our knowledge, after inquiry as described above, 17 of the 494 Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.
Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above.  It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.  Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.
Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.
OS National LLC

By: /s/ Brandon G. Bridges
Name: Brandon G. Bridges
Title: Senior Manager, Institutional Transactions

Schedule I
Client Code	Address	HOA Status
10038605	[REDACTED]	APPARENT HOA PROPERTY
11487602	[REDACTED]	APPARENT HOA PROPERTY
12469603	[REDACTED]	APPARENT HOA PROPERTY
14938502	[REDACTED]	APPARENT HOA PROPERTY
15617702	[REDACTED]	APPARENT HOA PROPERTY
20298802	[REDACTED]	APPARENT HOA PROPERTY
20719102	[REDACTED]	APPARENT HOA PROPERTY
28507701	[REDACTED]	APPARENT HOA PROPERTY
62218001	[REDACTED]	APPARENT HOA PROPERTY
78338002	[REDACTED]	APPARENT HOA PROPERTY
90528701	[REDACTED]	APPARENT HOA PROPERTY
91127901	[REDACTED]	APPARENT HOA PROPERTY
91608701	[REDACTED]	APPARENT HOA PROPERTY
92109106	[REDACTED]	APPARENT HOA PROPERTY
96058202	[REDACTED]	APPARENT HOA PROPERTY
97199601	[REDACTED]	APPARENT HOA PROPERTY
97408602	[REDACTED]	APPARENT HOA PROPERTY
10059103	[REDACTED]	APPARENT NON-HOA PROPERTY
10059704	[REDACTED]	APPARENT NON-HOA PROPERTY
10059705	[REDACTED]	APPARENT NON-HOA PROPERTY
10088201	[REDACTED]	APPARENT NON-HOA PROPERTY
10108203	[REDACTED]	APPARENT NON-HOA PROPERTY
10119702	[REDACTED]	APPARENT NON-HOA PROPERTY
10249703	[REDACTED]	APPARENT NON-HOA PROPERTY
10269701	[REDACTED]	APPARENT NON-HOA PROPERTY
10308604	[REDACTED]	APPARENT NON-HOA PROPERTY
10328303	[REDACTED]	APPARENT NON-HOA PROPERTY
10389501	[REDACTED]	APPARENT NON-HOA PROPERTY
10458301	[REDACTED]	APPARENT NON-HOA PROPERTY
10567901	[REDACTED]	APPARENT NON-HOA PROPERTY
10709105	[REDACTED]	APPARENT NON-HOA PROPERTY
10767701	[REDACTED]	APPARENT NON-HOA PROPERTY
10868102	[REDACTED]	APPARENT NON-HOA PROPERTY
10979601	[REDACTED]	APPARENT NON-HOA PROPERTY
11028603	[REDACTED]	APPARENT NON-HOA PROPERTY
11028606	[REDACTED]	APPARENT NON-HOA PROPERTY
11038603	[REDACTED]	APPARENT NON-HOA PROPERTY

11059704	[REDACTED]	APPARENT NON-HOA PROPERTY
11088803	[REDACTED]	APPARENT NON-HOA PROPERTY
11138202	[REDACTED]	APPARENT NON-HOA PROPERTY
11149705	[REDACTED]	APPARENT NON-HOA PROPERTY
11178301	[REDACTED]	APPARENT NON-HOA PROPERTY
11207702	[REDACTED]	APPARENT NON-HOA PROPERTY
11228701	[REDACTED]	APPARENT NON-HOA PROPERTY
11249703	[REDACTED]	APPARENT NON-HOA PROPERTY
11259701	[REDACTED]	APPARENT NON-HOA PROPERTY
11289702	[REDACTED]	APPARENT NON-HOA PROPERTY
11318301	[REDACTED]	APPARENT NON-HOA PROPERTY
11439407	[REDACTED]	APPARENT NON-HOA PROPERTY
11528801	[REDACTED]	APPARENT NON-HOA PROPERTY
11618301	[REDACTED]	APPARENT NON-HOA PROPERTY
11669102	[REDACTED]	APPARENT NON-HOA PROPERTY
11749103	[REDACTED]	APPARENT NON-HOA PROPERTY
12009701	[REDACTED]	APPARENT NON-HOA PROPERTY
12019707	[REDACTED]	APPARENT NON-HOA PROPERTY
12069704	[REDACTED]	APPARENT NON-HOA PROPERTY
12147701	[REDACTED]	APPARENT NON-HOA PROPERTY
12159703	[REDACTED]	APPARENT NON-HOA PROPERTY
12199701	[REDACTED]	APPARENT NON-HOA PROPERTY
12229701	[REDACTED]	APPARENT NON-HOA PROPERTY
12268701	[REDACTED]	APPARENT NON-HOA PROPERTY
12369102	[REDACTED]	APPARENT NON-HOA PROPERTY
12508302	[REDACTED]	APPARENT NON-HOA PROPERTY
12548301	[REDACTED]	APPARENT NON-HOA PROPERTY
12619702	[REDACTED]	APPARENT NON-HOA PROPERTY
12637702	[REDACTED]	APPARENT NON-HOA PROPERTY
12747703	[REDACTED]	APPARENT NON-HOA PROPERTY
13017901	[REDACTED]	APPARENT NON-HOA PROPERTY
13108601	[REDACTED]	APPARENT NON-HOA PROPERTY
13118802	[REDACTED]	APPARENT NON-HOA PROPERTY
13178601	[REDACTED]	APPARENT NON-HOA PROPERTY
13189701	[REDACTED]	APPARENT NON-HOA PROPERTY
13189702	[REDACTED]	APPARENT NON-HOA PROPERTY
13247704	[REDACTED]	APPARENT NON-HOA PROPERTY
13267702	[REDACTED]	APPARENT NON-HOA PROPERTY
13278301	[REDACTED]	APPARENT NON-HOA PROPERTY
13317701	[REDACTED]	APPARENT NON-HOA PROPERTY

13378403	[REDACTED]	APPARENT NON-HOA PROPERTY
13388301	[REDACTED]	APPARENT NON-HOA PROPERTY
13519701	[REDACTED]	APPARENT NON-HOA PROPERTY
13538302	[REDACTED]	APPARENT NON-HOA PROPERTY
13587701	[REDACTED]	APPARENT NON-HOA PROPERTY
13887901	[REDACTED]	APPARENT NON-HOA PROPERTY
14038602	[REDACTED]	APPARENT NON-HOA PROPERTY
14148202	[REDACTED]	APPARENT NON-HOA PROPERTY
14168301	[REDACTED]	APPARENT NON-HOA PROPERTY
14168601	[REDACTED]	APPARENT NON-HOA PROPERTY
14188201	[REDACTED]	APPARENT NON-HOA PROPERTY
14199101	[REDACTED]	APPARENT NON-HOA PROPERTY
14309704	[REDACTED]	APPARENT NON-HOA PROPERTY
14319702	[REDACTED]	APPARENT NON-HOA PROPERTY
14407702	[REDACTED]	APPARENT NON-HOA PROPERTY
14549101	[REDACTED]	APPARENT NON-HOA PROPERTY
14899102	[REDACTED]	APPARENT NON-HOA PROPERTY
15628102	[REDACTED]	APPARENT NON-HOA PROPERTY
15819102	[REDACTED]	APPARENT NON-HOA PROPERTY
16128605	[REDACTED]	APPARENT NON-HOA PROPERTY
16147701	[REDACTED]	APPARENT NON-HOA PROPERTY
16178601	[REDACTED]	APPARENT NON-HOA PROPERTY
16339702	[REDACTED]	APPARENT NON-HOA PROPERTY
17018201	[REDACTED]	APPARENT NON-HOA PROPERTY
17048201	[REDACTED]	APPARENT NON-HOA PROPERTY
17178602	[REDACTED]	APPARENT NON-HOA PROPERTY
17249702	[REDACTED]	APPARENT NON-HOA PROPERTY
17467702	[REDACTED]	APPARENT NON-HOA PROPERTY
17808303	[REDACTED]	APPARENT NON-HOA PROPERTY
18058301	[REDACTED]	APPARENT NON-HOA PROPERTY
18097702	[REDACTED]	APPARENT NON-HOA PROPERTY
18229704	[REDACTED]	APPARENT NON-HOA PROPERTY
18317702	[REDACTED]	APPARENT NON-HOA PROPERTY
18387701	[REDACTED]	APPARENT NON-HOA PROPERTY
18429703	[REDACTED]	APPARENT NON-HOA PROPERTY
19028001	[REDACTED]	APPARENT NON-HOA PROPERTY
19098603	[REDACTED]	APPARENT NON-HOA PROPERTY
19109702	[REDACTED]	APPARENT NON-HOA PROPERTY
19138601	[REDACTED]	APPARENT NON-HOA PROPERTY
19139702	[REDACTED]	APPARENT NON-HOA PROPERTY
19179702	[REDACTED]	APPARENT NON-HOA PROPERTY
19268601	[REDACTED]	APPARENT NON-HOA PROPERTY

19408604	[REDACTED]	APPARENT NON-HOA PROPERTY
19519103	[REDACTED]	APPARENT NON-HOA PROPERTY
19608301	[REDACTED]	APPARENT NON-HOA PROPERTY
19749101	[REDACTED]	APPARENT NON-HOA PROPERTY
20048301	[REDACTED]	APPARENT NON-HOA PROPERTY
20048602	[REDACTED]	APPARENT NON-HOA PROPERTY
20058302	[REDACTED]	APPARENT NON-HOA PROPERTY
20279101	[REDACTED]	APPARENT NON-HOA PROPERTY
20659101	[REDACTED]	APPARENT NON-HOA PROPERTY
21058602	[REDACTED]	APPARENT NON-HOA PROPERTY
21118601	[REDACTED]	APPARENT NON-HOA PROPERTY
21188801	[REDACTED]	APPARENT NON-HOA PROPERTY
21247702	[REDACTED]	APPARENT NON-HOA PROPERTY
21338601	[REDACTED]	APPARENT NON-HOA PROPERTY
21539701	[REDACTED]	APPARENT NON-HOA PROPERTY
21588402	[REDACTED]	APPARENT NON-HOA PROPERTY
22039702	[REDACTED]	APPARENT NON-HOA PROPERTY
22067701	[REDACTED]	APPARENT NON-HOA PROPERTY
22107701	[REDACTED]	APPARENT NON-HOA PROPERTY
22108201	[REDACTED]	APPARENT NON-HOA PROPERTY
22199702	[REDACTED]	APPARENT NON-HOA PROPERTY
22227701	[REDACTED]	APPARENT NON-HOA PROPERTY
23039101	[REDACTED]	APPARENT NON-HOA PROPERTY
23058703	[REDACTED]	APPARENT NON-HOA PROPERTY
23068601	[REDACTED]	APPARENT NON-HOA PROPERTY
23157701	[REDACTED]	APPARENT NON-HOA PROPERTY
23178601	[REDACTED]	APPARENT NON-HOA PROPERTY
23307701	[REDACTED]	APPARENT NON-HOA PROPERTY
23629701	[REDACTED]	APPARENT NON-HOA PROPERTY
24078602	[REDACTED]	APPARENT NON-HOA PROPERTY
24098801	[REDACTED]	APPARENT NON-HOA PROPERTY
24178301	[REDACTED]	APPARENT NON-HOA PROPERTY
24269702	[REDACTED]	APPARENT NON-HOA PROPERTY
24508403	[REDACTED]	APPARENT NON-HOA PROPERTY
25039703	[REDACTED]	APPARENT NON-HOA PROPERTY
25058602	[REDACTED]	APPARENT NON-HOA PROPERTY
25088602	[REDACTED]	APPARENT NON-HOA PROPERTY
25129704	[REDACTED]	APPARENT NON-HOA PROPERTY
25268301	[REDACTED]	APPARENT NON-HOA PROPERTY
25289701	[REDACTED]	APPARENT NON-HOA PROPERTY
25369701	[REDACTED]	APPARENT NON-HOA PROPERTY

25617901	[REDACTED]	APPARENT NON-HOA PROPERTY
26099703	[REDACTED]	APPARENT NON-HOA PROPERTY
26169702	[REDACTED]	APPARENT NON-HOA PROPERTY
26549101	[REDACTED]	APPARENT NON-HOA PROPERTY
27179701	[REDACTED]	APPARENT NON-HOA PROPERTY
27259702	[REDACTED]	APPARENT NON-HOA PROPERTY
27449701	[REDACTED]	APPARENT NON-HOA PROPERTY
28029702	[REDACTED]	APPARENT NON-HOA PROPERTY
28038602	[REDACTED]	APPARENT NON-HOA PROPERTY
28079702	[REDACTED]	APPARENT NON-HOA PROPERTY
28169703	[REDACTED]	APPARENT NON-HOA PROPERTY
28369701	[REDACTED]	APPARENT NON-HOA PROPERTY
28379702	[REDACTED]	APPARENT NON-HOA PROPERTY
28458301	[REDACTED]	APPARENT NON-HOA PROPERTY
28469701	[REDACTED]	APPARENT NON-HOA PROPERTY
29069701	[REDACTED]	APPARENT NON-HOA PROPERTY
29169701	[REDACTED]	APPARENT NON-HOA PROPERTY
29188202	[REDACTED]	APPARENT NON-HOA PROPERTY
29189702	[REDACTED]	APPARENT NON-HOA PROPERTY
29657901	[REDACTED]	APPARENT NON-HOA PROPERTY
29718301	[REDACTED]	APPARENT NON-HOA PROPERTY
29828301	[REDACTED]	APPARENT NON-HOA PROPERTY
29927601	[REDACTED]	APPARENT NON-HOA PROPERTY
30018302	[REDACTED]	APPARENT NON-HOA PROPERTY
30029702	[REDACTED]	APPARENT NON-HOA PROPERTY
30059101	[REDACTED]	APPARENT NON-HOA PROPERTY
30168001	[REDACTED]	APPARENT NON-HOA PROPERTY
30168601	[REDACTED]	APPARENT NON-HOA PROPERTY
30199701	[REDACTED]	APPARENT NON-HOA PROPERTY
30297001	[REDACTED]	APPARENT NON-HOA PROPERTY
30467001	[REDACTED]	APPARENT NON-HOA PROPERTY
30999101	[REDACTED]	APPARENT NON-HOA PROPERTY
31059601	[REDACTED]	APPARENT NON-HOA PROPERTY
31208601	[REDACTED]	APPARENT NON-HOA PROPERTY
32658403	[REDACTED]	APPARENT NON-HOA PROPERTY
32887901	[REDACTED]	APPARENT NON-HOA PROPERTY
32959701	[REDACTED]	APPARENT NON-HOA PROPERTY
33138001	[REDACTED]	APPARENT NON-HOA PROPERTY
33139702	[REDACTED]	APPARENT NON-HOA PROPERTY
33248301	[REDACTED]	APPARENT NON-HOA PROPERTY
34079702	[REDACTED]	APPARENT NON-HOA PROPERTY

34459102	[REDACTED]	APPARENT NON-HOA PROPERTY
35088605	[REDACTED]	APPARENT NON-HOA PROPERTY
35089702	[REDACTED]	APPARENT NON-HOA PROPERTY
35389101	[REDACTED]	APPARENT NON-HOA PROPERTY
35719102	[REDACTED]	APPARENT NON-HOA PROPERTY
36018201	[REDACTED]	APPARENT NON-HOA PROPERTY
36018602	[REDACTED]	APPARENT NON-HOA PROPERTY
36198301	[REDACTED]	APPARENT NON-HOA PROPERTY
37049702	[REDACTED]	APPARENT NON-HOA PROPERTY
37169701	[REDACTED]	APPARENT NON-HOA PROPERTY
37269701	[REDACTED]	APPARENT NON-HOA PROPERTY
37328002	[REDACTED]	APPARENT NON-HOA PROPERTY
37368201	[REDACTED]	APPARENT NON-HOA PROPERTY
38209701	[REDACTED]	APPARENT NON-HOA PROPERTY
38338201	[REDACTED]	APPARENT NON-HOA PROPERTY
38359701	[REDACTED]	APPARENT NON-HOA PROPERTY
38859102	[REDACTED]	APPARENT NON-HOA PROPERTY
38969101	[REDACTED]	APPARENT NON-HOA PROPERTY
39018604	[REDACTED]	APPARENT NON-HOA PROPERTY
39059701	[REDACTED]	APPARENT NON-HOA PROPERTY
39158601	[REDACTED]	APPARENT NON-HOA PROPERTY
39199702	[REDACTED]	APPARENT NON-HOA PROPERTY
39387701	[REDACTED]	APPARENT NON-HOA PROPERTY
39808102	[REDACTED]	APPARENT NON-HOA PROPERTY
40048602	[REDACTED]	APPARENT NON-HOA PROPERTY
40989102	[REDACTED]	APPARENT NON-HOA PROPERTY
41088602	[REDACTED]	APPARENT NON-HOA PROPERTY
41098301	[REDACTED]	APPARENT NON-HOA PROPERTY
41498101	[REDACTED]	APPARENT NON-HOA PROPERTY
41909701	[REDACTED]	APPARENT NON-HOA PROPERTY
43369102	[REDACTED]	APPARENT NON-HOA PROPERTY
43499701	[REDACTED]	APPARENT NON-HOA PROPERTY
43988601	[REDACTED]	APPARENT NON-HOA PROPERTY
44199701	[REDACTED]	APPARENT NON-HOA PROPERTY
44218302	[REDACTED]	APPARENT NON-HOA PROPERTY
44247701	[REDACTED]	APPARENT NON-HOA PROPERTY
44739102	[REDACTED]	APPARENT NON-HOA PROPERTY
45029701	[REDACTED]	APPARENT NON-HOA PROPERTY
45118001	[REDACTED]	APPARENT NON-HOA PROPERTY
45128603	[REDACTED]	APPARENT NON-HOA PROPERTY
45608101	[REDACTED]	APPARENT NON-HOA PROPERTY

45628001	[REDACTED]	APPARENT NON-HOA PROPERTY
45949701	[REDACTED]	APPARENT NON-HOA PROPERTY
46189701	[REDACTED]	APPARENT NON-HOA PROPERTY
46237701	[REDACTED]	APPARENT NON-HOA PROPERTY
46599101	[REDACTED]	APPARENT NON-HOA PROPERTY
47217701	[REDACTED]	APPARENT NON-HOA PROPERTY
47337701	[REDACTED]	APPARENT NON-HOA PROPERTY
47539701	[REDACTED]	APPARENT NON-HOA PROPERTY
47719101	[REDACTED]	APPARENT NON-HOA PROPERTY
48228001	[REDACTED]	APPARENT NON-HOA PROPERTY
48299701	[REDACTED]	APPARENT NON-HOA PROPERTY
48327702	[REDACTED]	APPARENT NON-HOA PROPERTY
48328201	[REDACTED]	APPARENT NON-HOA PROPERTY
48509101	[REDACTED]	APPARENT NON-HOA PROPERTY
48609101	[REDACTED]	APPARENT NON-HOA PROPERTY
48947701	[REDACTED]	APPARENT NON-HOA PROPERTY
49128002	[REDACTED]	APPARENT NON-HOA PROPERTY
49169501	[REDACTED]	APPARENT NON-HOA PROPERTY
50189701	[REDACTED]	APPARENT NON-HOA PROPERTY
50377701	[REDACTED]	APPARENT NON-HOA PROPERTY
50529102	[REDACTED]	APPARENT NON-HOA PROPERTY
50849701	[REDACTED]	APPARENT NON-HOA PROPERTY
51079101	[REDACTED]	APPARENT NON-HOA PROPERTY
51218201	[REDACTED]	APPARENT NON-HOA PROPERTY
52348001	[REDACTED]	APPARENT NON-HOA PROPERTY
53179102	[REDACTED]	APPARENT NON-HOA PROPERTY
53397702	[REDACTED]	APPARENT NON-HOA PROPERTY
53617701	[REDACTED]	APPARENT NON-HOA PROPERTY
53829101	[REDACTED]	APPARENT NON-HOA PROPERTY
54218601	[REDACTED]	APPARENT NON-HOA PROPERTY
55038001	[REDACTED]	APPARENT NON-HOA PROPERTY
55079101	[REDACTED]	APPARENT NON-HOA PROPERTY
55267701	[REDACTED]	APPARENT NON-HOA PROPERTY
55338301	[REDACTED]	APPARENT NON-HOA PROPERTY
55668001	[REDACTED]	APPARENT NON-HOA PROPERTY
56129101	[REDACTED]	APPARENT NON-HOA PROPERTY
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97188602	[REDACTED]	APPARENT NON-HOA PROPERTY
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97859104	[REDACTED]	APPARENT NON-HOA PROPERTY
98128604	[REDACTED]	APPARENT NON-HOA PROPERTY
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98338402	[REDACTED]	APPARENT NON-HOA PROPERTY
98359702	[REDACTED]	APPARENT NON-HOA PROPERTY
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99168804	[REDACTED]	APPARENT NON-HOA PROPERTY
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99309702	[REDACTED]	APPARENT NON-HOA PROPERTY
99588001	[REDACTED]	APPARENT NON-HOA PROPERTY
99728301	[REDACTED]	APPARENT NON-HOA PROPERTY
99808302	[REDACTED]	APPARENT NON-HOA PROPERTY